Combined Prospectus - Combined Prospectus: 2	Aug. 31, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Amount of Securities Previously Registered | shares	3,274,224
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0
Form Type	F-1
File Number	333-290082
Initial Effective Date	Dec. 18, 2025
Combined Prospectus Note	No registration fee is payable in connection with 3,274,224 Company common shares, previously registered on the Company’s Resale F-1 Registration Statement, because such common shares are being transferred from the Resale F-1 Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to the Resale F-1 Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act.